SUBSEQUENT EVENT (Details Narrative)					1 Months Ended	3 Months Ended	6 Months Ended
	Nov. 13, 2018 USD ($) $ / shares shares	Nov. 12, 2018 USD ($)	Nov. 05, 2018	Oct. 11, 2018 USD ($)	Sep. 20, 2019 USD ($) shares	Dec. 31, 2018 USD ($) Integer $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Apr. 11, 2019 shares	Dec. 03, 2018 USD ($)	Nov. 15, 2018 USD ($)	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($) shares
Sale of stock, price per shares | $ / shares							$ 0.51
Convertible note payable							$ 64,333				$ 52,709	$ 54,515
Common Stock, Authorized | shares							450,000,000				450,000,000	70,000,000
Subsequent Event [Member]
Due to unrelated party						$ 100,000			$ 35,000	$ 65,000
Lease description							On May 14, 2019 the Company signed a land lease in central California for 602 acres at $1,000 per acre to grow hemp for fiber usage. The lease is for 10 years with annual costs of $602,000 with the initial payment of $200,000 due September 30, 2019.
Subsequent Event [Member] | Minimum [Member]
Common Stock, Authorized | shares								75,000,000
Subsequent Event [Member] | Maximum [Member]
Common Stock, Authorized | shares								450,000,000
Subsequent Event [Member] | Crown Partners, LLC. [Member] | Convertible Notes Payable [Member]
Convertible note payable		$ 36,000
Original issue discount		$ 3,500
Maturity period		12 months
Interest rate		5.00%
Terms of conversion feature		The note is convertible at any time, in part or whole, at $0.50 per share until the 180th date of the note at which time it is convertible an 55% of the market price which is defined as the lowest trading price 25 days prior to conversion
Subsequent Event [Member] | Subscription agreement [Member]
Common stock shares sold/issued | shares					11,500,000
Subscription receivable					$ 11,500
Subsequent Event [Member] | Subscription agreement [Member] | Stock subscription receivable [Member] | September 30, 2018 [Member]
Common stock shares sold/issued | shares						11,500,000
Subscription receivable						$ 11,500
Subsequent Event [Member] | Subscription agreement [Member] | Person [Member]
Number of persons/individuals/related parties | Integer						17
Common stock shares sold/issued | shares						25,000,000
Sale of stock, price per shares | $ / shares						$ 0.001
Subsequent Event [Member] | Subscription agreement [Member] | Harpreet Sangha [Member]
Common stock shares issuable under agreement | shares						10,000,000
Subsequent Event [Member] | Subscription agreement [Member] | Craig Alford [Member]
Common stock shares issuable under agreement | shares						4,000,000
Subsequent Event [Member] | Consulting agreement [Member] | Individual [Member]
Number of persons/individuals/related parties | Integer						5
Consulting fees						$ 35,500
Term of agreement						Dec. 31, 2019
Subsequent Event [Member] | Consulting agreement [Member] | Related parties [Member]
Number of persons/individuals/related parties | Integer						2
Consulting fees						$ 57,000
Term of agreement						Dec. 31, 2019
Subsequent Event [Member] | Earn-in agreement [Member] | True Grit Resources [Member]
Description for participation interest in mineral rights				The Company may earn of to 100% participation interest in certain mineral rights leases that TGR has in Arizona
Purchase price to acquire 49% participation interest				$ 400,000
Amount to be spent to acquire 70% earn-in interest on property				1,400,000
Purchase price to acquire 100% participation interest				2,400,000
Description for extension of initial payment			On November 5, 2018 the Company received an extension for the initial payments of $400,000 of which the initial $100,000 is required to be paid by February 28, 2019
Subsequent Event [Member] | Earn-in agreement [Member] | True Grit Resources [Member] | Within 10 days [Member]
Amount payable under agreement				100,000
Subsequent Event [Member] | Earn-in agreement [Member] | True Grit Resources [Member] | Within 30 days of first payment [Member]
Amount payable under agreement				$ 300,000
Subsequent Event [Member] | Equity purchase agreement [Member] | Crown Partners, LLC. [Member]
Consideration receivable under agreement	$ 3,000,000
Descriptin for terms of agreement	The Company may put to the investor shares of the Company common stock in minimums of $10,000 to maximums of either $100,000 or 200% of the average trading volume, whichever is less
Subsequent Event [Member] | Equity purchase agreement [Member] | Crown Partners, LLC. [Member] | Commitment fee [Member]
Common stock shares sold/issued | shares	175,000
Sale of stock, price per shares | $ / shares	$ 0.75